Equity Offerings (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Equity Offerings

(U.S. Dollars in thousands)	2014
Gross proceeds received (1)	$152,014
Less: Underwriters’ discount	4,991
Less: Offering expenses	340

Net proceeds received	146,683

(1)	Includes General Partner’s 2% proportional capital contribution

Schedule of Movement in Number of Common Units, Subordinated Units and General Partner Units

The following table shows the movement in the number of common units, subordinated units and general partner units during the years ended December 31, 2014 and 2013:

(in units)	Common Units	Subordinated Units	General Partner Units
April 2013, Initial Public Offering (IPO)	8,567,500	8,567,500	349,694
December 31, 2013	8,567,500	8,567,500	349,694
June, 2014	4,600,000	—	93,877
July, 2014	640,000	—	13,062
December 31, 2014	13,807,500	8,567,500	456,633